Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2018
Receivables [Abstract]
Schedule of interest receivable
The following table provides a summary of interest receivable by interest earning asset type.

	September 30, 2018	September 30, 2017
	(In thousands)
Loans receivable	$39,176	$33,688
Mortgage-backed securities	6,404	6,049
Investment securities	1,715	1,906
	$47,295	$41,643